SCHEDULE OF CONSOLIDATED COMPANIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Paid in Capital	$ 607,200	$ 500,000
Tian'an Technology Group Ltd. [Member]
Domicile and Date of Incorporation	Apr. 08, 2021
Domicile of Incorporation	British Virgin Islands
Paid in Capital	$ 0
Percentage of Effective Ownership	89.00%
Principal Activities	Investment holding
Yunke Jingrong Information Technology Co., Ltd. [Member]
Domicile and Date of Incorporation	Oct. 27, 2021
Domicile of Incorporation	PRC
Paid in Capital	$ 0
Percentage of Effective Ownership	100.00%
Principal Activities	Investment holding
Shanghai Qige Power Technology Co Ltd [Member]
Domicile and Date of Incorporation	Aug. 10, 2016
Domicile of Incorporation	PRC
Paid in Capital	$ 0
Percentage of Effective Ownership	100.00%
Principal Activities	Production and distribution of power drive product systems and retail of healthcare products